Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Convertible Debt [Abstract]
Disclosure of convertible debt [Table Text Block]
	Year ended December 31,
	2022	2021
Convertible Debt - beginning of period	$35,753	$18,747
Fair value of debenture funding	38,219	14,375
Accretion and interest	10,384	2,631
Convertible Debt - end of period	$84,356	$35,753
Less: current portion	(84,356)	-
Non-current portion	$-	$35,753